Goodwill - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill.
Impairment loss	¥ 0	¥ 0	¥ 4,882